UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4066

Pacific Capital Cash Assets Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Cash Assets Trust
Schedule of Investments
June 30, 2010
(unaudited)

	Principal	Security
	Amount	Description	Value	(a)
U. S. Government Agency Obligations (63.5%):

Federal Home Loan Mortgage Corporation (22.0%):
	$10,000,000	0.20%, 07/06/10	$9,999,715
	20,000,000	0.17%, 07/12/10	19,998,946
	24,000,000	0.20%, 08/04/10	23,995,467
	20,000,000	0.25%, 10/12/10	19,985,694
			73,979,822

Federal National Mortgage Association (41.5%):
	10,000,000	0.17%, 07/06/10	9,999,764
	10,000,000	0.17%, 07/13/10	9,999,433
	10,000,000	0.16%, 07/16/10	9,999,333
	10,000,000	0.18%, 07/21/10	9,999,000
	30,000,000	0.19%, 07/28/10	29,995,800
	10,000,000	0.18%, 08/02/10	9,998,400
	50,000,000	0.14%, 09/01/10	49,988,375
	10,000,000	0.14%, 09/15/10	9,997,044
			139,977,149

Total U.S. Government Agency Obligations			213,956,971

Commercial Paper (8.3%)
	14,000,000	Municipal Electric Authority of Georgia Taxable Commercial Paper, 0.35%, 07/01/10	14,000,000
	14,000,000	Toyota Motor Credit Corp., 0.57%, 09/07/10	13,984,927
			27,984,927

FDIC Guaranteed Securities (4.2%)
	8,500,000	Bank of America TLGP, 0.72%, 12/23/10 (A)	8,500,000
	3,000,000	General Electric Capital Corp. TLGP, 0.34%, 07/08/10 (A)	3,000,000
	2,500,000	SunTrust Bank Note, 1.19%, 12/16/10 (A)	2,501,143
			14,001,143

Municipal Securities (8.9%):
	5,000,000	Chicago, IL Board of Education, Refunding, VRDO, 0.13%, 03/01/35	5,000,000
	15,000,000	District of Columbia Revenue, George Washington, VRDO, 0.23%, 09/15/29	15,000,000
	6,290,000	New York, NY City Housing Development Corp. Multifamily Mortgage Revenue Taxable - Via Verde Apartments, VRDO, 0.35%, 01/01/16	6,290,000
	3,730,000	New York, NY City Housing Development Corp. Coop Housing Mortgage Revenue Taxable - Via Verde Coop, VRDO, 0.35%, 01/01/16	3,730,000
			30,020,000

Repurchase Agreement (15.1%):
	50,999,000	Banc of America, 0.05%, 07/01/10	50,999,000
		(Proceeds of $50,999,071 to be received at maturity, Collateral: $51,667,000 U.S. Treasury Notes 1.125% due 06/30/11; the collateral fair value plus interest receivable equals $52,064,155)

Total Investments (Amortized Cost $336,962,041†) - 100.0%			336,962,041
Other assets less liabilities - 0.0%			(19,202)
NET ASSETS - 100.0%			$336,942,839
____________

(A) Variable interest rate- subject to periodic change.

† Cost for Federal income tax and financial reporting purposes is identical.

Abbreviations:
FDIC-Federal Deposit Insurance Corp.
TLGP-Temporary Liquidity Guarantee Program
VRDO- Variable Rate Demand Obligations. VRDOs are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

Percent of
Portfolio Distribution	Investments
U. S. Government Agency Obligations	63.5%
Commercial Paper	8.3
FDIC Guaranteed Securities	4.2
Municipal Securities	8.9
Repurchase Agreement	15.1
100.0%

See accompanying notes to financial statements.

Cash Assets Trust
NOTES TO FINANCIAL STATEMENTS
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Short-Term Instruments+	$336,962,041
Level 3 – Significant Unobservable Inputs	$-
Total	$336,962,041

+ See schedule of investments for additional detailed categorizations.

Tax-Free Cash Assets Trust
Schedule of Investments
June 30, 2010
(unaudited)

			Moody's/S&P
Principal	State or		Ratings or
Amount	Territory	Municipal Securities (92.2%)	Prerefunded††	Value	(a)

$1,000,000	AZ	Phoenix, Prerefunded to 07/01/10 @100, 5.250%, 07/01/20	Prerefunded	$1,000,000
5,000,000	CA	Bay Area, Toll Authority Toll Bridge Revenue A-2, VRDO*, 0.230%, 04/01/47	Aa3/AA	5,000,000
4,000,000	CA	California State, Prerefunded to 12/01/10 @100, NPFG Insured, 5.250%, 12/01/25	Prerefunded	4,081,391
3,000,000	CA	California State Economic Recovery, Series B, Prerefunded to 07/01/10 @100, 5.000%, 07/01/23	Prerefunded	3,000,000
1,135,000	CO	Colorado Educational & Cultural Facilities Authority Revenue Bond - Boulder Country Day School, VRDO*, 0.400%, 09/01/24	NR/AA	1,135,000
1,260,000	CO	Colorado Educational & Cultural Facilities Authority Revenue Bond - National Jewish Federation VRDO*, 0.150%, 07/01/36	Aa1/NR	1,260,000
5,500,000	CT	Connecticut State Special Tax, AGM Insured VRDO*, 0.250%, 12/01/10	Aa3/AAA	5,500,000
2,080,000	DC	District of Columbia Revenue American Geophysical Union, VRDO*, 0.400%, 09/01/23	Aaa/NR	2,080,000
1,000,000	FL	Orange County, Housing Financial Authority Post Apartment Homes, FNMA Insured VRDO*, 0.280%, 06/01/25	NR/AAA	1,000,000
5,500,000	HI	Hawaii Pacific Health Wilcox Memorial Hospital Special Purpose Radian Insured VRDO*, 0.220%, 07/01/33	Aaa/AAA	5,500,000
2,125,000	HI	Hawaii State, Series BW, 6.375%, 03/01/11	Aa1/AA	2,211,069
500,000	HI	Hawaii State, Series BZ, 6.000%, 10/01/10	Escrowed to Maturity	507,087
1,145,000	HI	Hawaii State, Series CL, FGIC - NPFG Insured, 6.000%, 03/01/11	Aa1/AA	1,188,438
1,600,000	HI	Hawaii State, Series CU, Prerefunded to 10/01/10 @100 NPFG Insured, 5.250%, 10/01/20	Prerefunded	1,620,121
210,000	HI	Hawaii State, Series CW, FGIC-NPFG Insured, 5.500%, 08/01/10	Escrowed to Maturity	210,922
540,000	HI	Hawaii State, Series CW, FGIC-NPFG Insured, 5.500%, 08/01/10	Aa1/AA	542,371
705,000	HI	Hawaii State, Series CZ, AGM Insured, 5.250%, 07/01/11	Escrowed to Maturity	739,290
500,000	HI	Hawaii State, Series CZ, AGM Insured, 5.250%, 07/01/10	Escrowed to Maturity	500,000
6,500,000	HI	Hawaii State Department of Budget and Finance Special Purpose Revenue Bond (Palama Meat Company) Series A, Wells Fargo Insured, AMT VRDO*, 0.470%, 10/31/29	NR/AA	6,500,000
14,210,000	HI	Hawaii State Department of Budget and Finance Special Purpose Revenue Refunding Queens Health System, Series B, Bank of America Insured VRDO*, 0.220%, 07/01/29	VMIG1/A-1	14,210,000
1,100,000	HI	Hawaii State Highway Revenue, Prerefunded to 07/01/10 @100 AGM Insured, 5.500%, 07/01/20	Prerefunded	1,100,000
780,000	HI	Hawaii State Housing & Community Development Corp., Multi Family, Sunset Villas, Prerefunded to 07/20/10 @102, GNMA Collateralized , 5.750%, 01/20/36	Prerefunded	797,659
2,300,000	HI	Hawaii State Housing Finance & Development Corp., Multi Family, Lokahi Kau, FHLMC Insured VRDO*, 0.280%, 12/01/41	Aaa/NR	2,300,000
1,500,000	IL	Chicago, Series A Prerefunded to 07/01/10 @101 FGIC Insured, 6.750%, 01/01/35	Prerefunded	1,515,000
1,090,000	IL	Chicago Project & Refunding, Series C, Prerefunded to 07/01/10 @101 FGIC Insured, 5.500%, 01/01/19	Prerefunded	1,100,900
500,000	IL	Illinois Financial Authority Revenue University Chicago Med., VRDO*, 0.130%, 08/01/43	Aaa/AAA	500,000
1,000,000	IL	Springfield, Electric Revenue SR Lien, Prerefunded to 03/01/11 @101, NPFG Insured, 5.500%, 03/01/15	Prerefunded	1,044,093
2,000,000	IN	Indiana Financial Authority Health System Revenue, Sisters St. Francis Health, VRDO*, 0.300%, 09/01/48	Aaa/NR	2,000,000
2,900,000	KY	Breckenridge County, Lease Program Revenue VRDO*, 0.220%, 02/01/31	Aa1/NR	2,900,000
1,920,000	MA	Plymouth, Prerefunded to 10/15/10 @101, NPFG Insured, 5.750%, 10/15/11	Prerefunded	1,970,144
4,245,000	MI	Michigan Municipal Bond Authority Revenue Clean Water Revolving Fund, Prerefunded 10/01/10 @101, 5.500%, 10/01/20	Prerefunded	4,342,560
3,000,000	MN	Bloomington, Bristol Apartments Multi-Family Revenue Bond FNMA Insured VRDO*, 0.360%, 11/15/32	Aaa/NR	3,000,000
1,495,000	MN	Inver Grove Heights, Senior Housing Revenue FNMA Insured VRDO*, 0.300%, 05/15/35	Aaa/NR	1,495,000
6,245,000	MN	Oak Park Heights, VSSA Boutwells Landing Multi-Family Revenue Bond, FHLMC Insured VRDO*, 0.300%, 11/01/35	Aaa/NR	6,245,000
1,395,000	MN	Plymouth, Parkside II Multi-Family Housing FNMA Insured VRDO*, 0.300%, 04/15/33	Aaa/NR	1,395,000
4,000,000	MN	St. Louis Park, Parkshore Campus Multi-Family Revenue Bond, FHLMC Insured VRDO*, 0.300%, 08/01/34	Aaa/NR	4,000,000
2,000,000	MN	St. Paul, Housing & Redevelopment Authority, Multi Family Housing, Highland Ridge Project, FHLMC Insured VRDO*, 0.300%, 10/01/33	VMIG1**	2,000,000
9,000,000	MO	Kansas City, Industrial Development Authority Revenue Bond, (Ewing Marion Kaufman Foundation) VRDO*, 0.160%, 04/01/27	NR/AAA	9,000,000
1,900,000	MO	Missouri State Health & Educational Facilities Authority Revenue Refunding - St. Louis University, Series A, VRDO*, 0.130%, 10/01/16	A1/NR	1,900,000
1,000,000	MS	Mississippi State Capital Improvement, Prerefunded to 11/01/10 @100, 5.250%, 11/01/17	Prerefunded	1,016,168

2,600,000	NJ	New Jersey Economic Development Authority, Retirement Community Revenue, Seabrook Village, Series A, Prerefunded to 11/15/10 @101, 8.250%, 11/15/30	Prerefunded	2,702,333
1,000,000	NJ	New Jersey Environmental Infrastructure, Prerefunded to 09/01/10 @101, 5.000%, 09/01/13	Prerefunded	1,017,963
1,600,000	NJ	New Jersey Health Care Facilities Financing Authority Revenue, Meridian, AGM Insured, VRDO*, 0.180%, 07/01/38	Aa3/AAA	1,600,000
1,480,000	NJ	New Jersey State Educational Facilities Authority Revenue Higher Ed Capital Improvement, NPFG, Prerefunded to 09/01/10 @100, 5.000%, 09/01/15	Prerefunded	1,491,660
3,500,000	NY	New York State Dormitory Authority Revenue for Future I Mental Health Services Facilities Improvement, Prerefunded to 08/15/10 @100 AGM Insured, 5.250%, 08/15/30	Prerefunded	3,520,735
1,070,000	NY	New York State Housing - Liberty Street, FHLMC Insured VRDO*, 0.190%, 05/01/35	Aaa/NR	1,070,000
550,000	NY	New York State Housing Finance Agency Revenue, Shore Hill Housing, Series A, FHLMC Insured, VRDO*, 0.240%, 05/01/45	Aaa/NR	550,000
1,000,000	NY	Saratoga Springs, City School District, Series A, AGM Insured, 5.000%, 06/15/19	Escrowed to Maturity	1,053,008
1,900,000	NC	North Carolina Medical Catholic Health East VRDO*, 0.210%, 11/15/28	Aa1/AA-	1,900,000
4,965,000	NC	Union County, Enterprise System, AGM Insured VRDO*, 0.200%, 06/01/21	VMIG1/A-1	4,965,000
1,000,000	ND	Grand Forks, Health Care System Revenue Altru Health System Obligation Group, Prerefunded to 08/15/10 @101, 7.125%, 08/15/24	Prerefunded	1,018,003
2,050,000	OH	Hamilton County, Hospital Facilities Revenue, Children's Hospital Medical Center, VRDO*, 0.270%, 05/15/37	Aa1/NR	2,050,000
2,000,000	OH	Montgomery County, Revenue Refunding, Catholic Health Initiatives, 5.375%, 09/01/10	Escrowed to Maturity	2,017,585
2,575,000	OK	Oklahoma City Airport Trust, Junior Lien, 27th Series, Series A, Prerefunded to 07/01/10 @100 AGM Insured, 5.125%, 07/01/20	Prerefunded	2,575,000
1,000,000	OK	Oklahoma Development Finance Authority Revenue Refunding, Integris, AGM Insured, VRDO*, 0.300%, 08/15/33	VMIG1**	1,000,000
5,000,000	OR	Oregon State Facilities Authority Revenue Peacehealth VRDO*, 0.250%, 05/01/47	NR/AA	5,000,000
6,000,000	PA	Allegheny County, Hospital Development Authority Revenue, Series B, Refunding, West Penn. Allegheny Health System, Prerefunded to 11/15/10 @102, 9.250%, 11/15/22	Prerefunded	6,323,106
1,200,000	PA	Emmaus, General Authority VRDO*, 0.230%, 03/01/24	NR/AA-	1,200,000
3,880,000	PA	Luzerne County, Series A, AGM Insured, VRDO*, 0.300%, 11/15/26	Aa3/AAA	3,880,000
3,000,000	PA	Pennsylvania State, 2.000%, 02/15/11	Aa1/AA	3,033,039
750,000	PR	Puerto Rico Commonwealth Infrastructure Financing Authority Special Series A, Special Obligations, Prerefunded to 10/01/10 @101, 4.750%, 10/01/12	Prerefunded	765,880
2,750,000	PR	Puerto Rico Commonwealth Infrastructure Financing Authority Special Series A, Special Obligations, Prerefunded to 10/01/10 @101, 5.500%, 10/01/19	Prerefunded	2,813,663
4,000,000	PR	Puerto Rico Commonwealth Infrastructure Financing Authority Special Series A, Special Obligations, Prerefunded to 10/01/10 @ 101, 5.500%, 10/01/32	Prerefunded	4,092,347
2,000,000	PR	Puerto Rico Electric Power Authority Revenue, Prerefunded to 07/01/10 @101 AGM Insured, 5.625%, 07/01/19	Prerefunded	2,020,000
2,160,000	PR	Puerto Rico Electric Power Authority Revenue, Series HH, Prerefunded to 07/01/10 @101 AGM Insured, 5.250%, 07/01/29	Prerefunded	2,181,600
4,000,000	TN	Shelby County Health Educational & Housing Facilities Board Revenue, Methodist Le Bonheur, Series B, Refunding, AGM Insured, VRDO*, 0.280%, 06/01/42	Aa3/AAA	4,000,000
1,800,000	TX	Bexar County, Housing Financial Corp., Multi Family Housing Revenue, Northwest Trails Apartments, FNMA Insured VRDO*, 0.300%, 12/15/34	Aaa/NR	1,800,000
1,800,000	TX	New Braunfels, Independent School District, Prerefunded to 02/01/11 @100, Texas Permanent School Fund Guarantee Program Insured, 5.000%, 02/01/20	Prerefunded	1,849,500
2,000,000	VA	Virginia State, Public School Authority, Series B, Prerefunded to 08/01/10 @101, 5.000%, 08/01/18	Prerefunded	2,027,994
725,000	WA	Seattle, Municipal Light & Power Revenue Improvement & Refunding, Prerefunded to 03/01/11 @ 100, AGM Insured, 5.500%, 03/01/15	Prerefunded	749,499
2,400,000	WA	Washington State Health Care Facilities Authority Revenue, Multicare Health System, VRDO*, 0.150%, 08/15/41	Aa3/AAA	2,400,000
2,000,000	WA	Washington State Housing Finance Commission, Northwest School Project, VRDO*, 0.420%, 06/01/32	Aa3/NR	2,000,000
1,000,000	WV	Brooke Pleasants Tyler Wetzel Counties, Series A, 7.400%, 08/15/10	Escrowed to Maturity	1,008,777
		Total Municipal Securities		183,083,905

Repurchase Agreement (7.1%)
14,000,000	RA	Banc of America, 0.050%, 07/01/10	14,000,000
		(Proceeds of $14,000,019 to be received at maturity, Collateral: $14,183,000 U.S. Treasury Notes 1.125% due 06/30/11; the collateral fair value plus interest receivable equals $14,292,022)

		Total Investments (Amortized Cost $197,083,905†) - 99.3%	197,083,905
		Other assets less liabilities- 0.7%	1,420,011
		NET ASSETS-100.0%	$198,503,916

____________
* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Moody's rating

† Cost for Federal income tax and financial reporting purposes is identical.

†† Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

		Percent of
Portfolio Distribution		Investments
Arizona		0.5%
California		6.1
Colorado		1.2
Connecticut		2.8
District of Columbia		1.1
Florida		0.5
Hawaii		19.3
Illinois		2.1
Indiana		1.0
Kentucky		1.5
Massachusetts		1.0
Michigan		2.2
Minnesota		9.2
Mississippi		0.5
Missouri		5.5
New Jersey		3.5
New York		3.2
North Carolina		3.5
North Dakota		0.5
Ohio		2.1
Oklahoma		1.8
Oregon		2.5
Pennsylvania		7.3
Puerto Rico		6.0
Repurchase Agreement		7.1
Tennessee		2.0
Texas		1.9
Virginia		1.0
Washington		2.6
West Virginia		0.5
		100.0%

	PORTFOLIO ABBREVIATIONS:

	AGM - Assured Guaranty Municipal Corp.
	AMT - Alternative Minimum Tax
	FGIC - Financial Guaranty Insurance Corporation
	FHLMC - Federal Home Loan Mortgage Corp.
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	NPFG - National Public Finance Guarantee
	NR - Not Rated
	VRDO - Variable Rate Demand Obligation

See accompanying notes to financial statements.

Tax-Free Cash Assets Trust
NOTES TO FINANCIAL STATEMENTS
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2010:

Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Short-Term Instruments+	$197,083,905
Level 3 – Significant Unobservable Inputs	$-
Total	$197,083,905

+ See schedule of investments for additional detailed categorizations.

U.S. Government Securities Cash Assets Trust
Schedule of Investments
June 30, 2010
(unaudited)

Principal	Security
Amount	Description	Value	(a)

U.S. Government and U.S. Government Agency Obligations (83.6%):

U.S. Treasury Bills (9.3%):
$25,000,000	0.15%, 07/22/10	$24,997,813
40,000,000	0.15%, 11/04/10	39,979,350
		64,977,163

Federal Home Loan Mortgage Corporation (30.0%):
30,000,000	0.19%, 07/06/10	29,999,192
70,000,000	0.17%, 07/12/10	69,996,318
50,000,000	0.20%, 08/04/10	49,990,556
20,000,000	0.14%, 08/30/10	19,995,333
20,000,000	0.14%, 09/13/10	19,994,039
20,000,000	0.15%, 09/20/10	19,993,250
		209,968,688

Federal National Mortgage Association (44.3%):
30,000,000	0.17%, 07/06/10	29,999,292
20,000,000	0.17%, 07/07/10	19,999,433
40,000,000	0.17%, 07/13/10	39,997,733
30,000,000	0.16%, 07/16/10	29,998,000
20,000,000	0.18%, 07/21/10	19,998,000
30,000,000	0.18%, 08/04/10	29,994,900
20,000,000	0.21%, 08/30/10	19,993,000
100,000,000	0.14%, 09/01/10	99,976,750
20,000,000	0.14%, 09/15/10	19,994,089
		309,951,197

Total U.S. Government and U.S. Government Agency Obligations		584,897,048

FDIC Guaranteed Securities (5.9%):
	Bank of America TLGP
21,500,000	0.72%, 12/23/10 (A)	21,500,000
	General Electric TLGP
7,000,000	0.34%, 07/08/10 (A)	7,000,000
	Keycorp
5,000,000	1.19%, 12/15/10 (A)	5,001,042
	Suntrust Bank FDIC
7,500,000	1.19%, 12/16/10 (A)	7,503,428

		41,004,470

Repurchase Agreement (10.5%):
	Banc of America
73,857,000	0.05%, 07/01/10	73,857,000
	(Proceeds of $73,857,103 to be received at maturity, Collateral: $74,824,000 U.S. Treasury Notes 1.125% due 06/30/11; the collateral fair value plus interest receivable equals $75,399,159)

Total Investments (Amortized Cost $699,758,518†) - 100.0%	699,758,518
Other assets less liabilities - 0.0%	(145,666)
NET ASSETS - 100.0%	$699,612,852
____________
† Cost for Federal income tax and financial reporting purposes is identical.

(A) Variable interest rate- subject to periodic change.

Abbreviations:
FDIC-Federal Deposit Insurance Corp.
TLGP-Temporary Liquidity Guarantee Program

Percent of
Portfolio Distribution	Investments
U.S. Government and U.S. Government Agency Obligations	83.6%
FDIC Guaranteed Securities	5.9
Repurchase Agreement	10.5
100.0%

See accompanying notes to financial statements.

U.S. Government Securities Cash Assets Trust
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Short-Term Instruments+	$699,758,518
Level 3 – Significant Unobservable Inputs	$-
Total	$699,758,518

+ See schedule of investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 23, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 23, 2010